Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share

The factors used in the earnings per share computation follow.

	2019	2018	2017
Basic
Net income	$33,878	$14,139	$15,872
Preferred stock dividends	647	959	1,244
Net income available to common shareholders—basic	$33,231	$13,180	$14,628
Weighted average common shares outstanding—basic	15,652,881	11,971,786	9,906,856
Basic earnings per share	$2.12	$1.10	$1.48
Diluted
Net income available to common shareholders—basic	$33,231	$13,180	$14,628
Preferred stock dividends on convertible preferred stock	647	959	1,244
Net income available to common shareholders—diluted	$33,878	$14,139	$15,872
Weighted average common shares outstanding for earnings per common share basic	15,652,881	11,971,786	9,906,856
Add: dilutive effects of convertible preferred shares	1,198,859	1,883,921	2,445,760
Average shares and dilutive potential common shares outstanding—diluted	16,851,740	13,855,707	12,352,616
Diluted earnings per share	$2.01	$1.02	$1.28